--------------------------------------------------------------------------------

Alliance
Treasury
Reserves

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                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2002
(unaudited)

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

STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)                         Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)   Security                                   Yield           Value
--------------------------------------------------------------------------------
           U.S. GOVERNMENT
           OBLIGATIONS - 71.7%
           U.S. TREASURY
           BILLS - 71.7%
$  60,000  4/03/03 .............................       1.17%      $  59,822,803
   18,000  3/06/03 .............................       1.20          17,962,357
    5,000  4/17/03 .............................       1.21           4,982,463
   15,000  3/27/03 .............................       1.23          14,952,361
   30,000  4/10/03 .............................       1.23          29,904,450
   10,000  1/09/03 .............................       1.37           9,997,346
   10,000  1/02/03 .............................       1.40          10,000,000
   22,000  2/06/03 .............................       1.48          21,969,317
    5,000  1/23/03 .............................       1.54           4,995,523
    5,000  3/06/03 .............................       1.54           4,986,569
    7,000  2/13/03 .............................       1.55           6,987,342
   40,000  3/06/03 .............................       1.55          39,915,685
   10,000  2/13/03 .............................       1.56           9,983,667
    6,000  3/27/03 .............................       1.59           5,977,740
    5,000  1/23/03 .............................       1.60           4,995,333
   15,000  1/30/03 .............................       1.60          14,981,333
    5,000  2/20/03 .............................       1.60           4,989,111
   10,000  2/27/03 .............................       1.60           9,975,111
   35,000  3/20/03 .............................       1.60          34,897,708
   30,000  3/27/03 .............................       1.60          29,918,240
   30,000  1/23/03 .............................       1.61          29,974,246
    5,000  1/30/03 .............................       1.61           4,993,933
   20,000  2/20/03 .............................       1.61          19,961,821
   45,000  3/13/03 .............................       1.61          44,886,493
   10,000  2/27/03 .............................       1.62           9,974,800
   20,000  2/27/03 .............................       1.63          19,949,911
   40,000  1/16/03 .............................       1.64          39,974,742
                                                                  -------------

           Total U.S. Government
           Obligations (amortized
           cost $511,910,405) ..................                    511,910,405
                                                                  -------------

           REPURCHASE
           AGREEMENTS - 28.4%
   15,000  ABN AMRO
           1.22%, dated 12/03/02,
           due 2/03/03 in the
           amount of $15,031,517
           (cost $15,000,000;
           collateralized by
           $10,854,000 U.S. Treasury
           Bond, 8.00%, due 12/15/21,
           value $15,300,848) (a) ..............       1.22          15,000,000

   15,000  ABN AMRO
           1.22%, dated 12/03/02,
           due 2/28/03 in the
           amount of $15,044,225
           (cost $15,000,000;
           collateralized by
           $14,092,000 U.S.
           Treasury Note,
           3.00%, due 7/15/12,
           value $15,300,673) (a) ..............       1.22          15,000,000
   15,000  CS First Boston
           Corp.
           1.21%, dated 12/23/02,
           due 3/24/03 in the
           amount of $15,045,879
           (cost $15,000,000;
           collateralized by
           $11,516,000 U.S.
           Treasury Bonds,
           3.375% to 3.875%, due
           4/15/28 to 4/15/32,
           value $15,304,939) (a) ..............       1.21          15,000,000
   16,000  Goldman Sachs & Co.
           1.20%, dated 12/30/02,
           due 3/31/03 in the
           amount of $16,048,533
           (cost $16,000,000;
           collateralized by
           $14,024,000 U.S.
           Treasury Note, 6.50%,
           due 10/15/06, value
           $16,320,430) (a) ....................       1.20          16,000,000
   10,000  Greenwich Funding
           Corp.
           1.22%, dated 11/19/02
           due 1/21/03 in the
           amount of $10,021,350
           (cost $10,000,000;
           collateralized by
           $8,810,000 U.S.
           Treasury Note, 3.50%,
           due 1/15/11, value
           $10,200,950) (a) ....................       1.22          10,000,000

Statement Of Net Assets (continued)                   Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)   Security                                   Yield           Value
--------------------------------------------------------------------------------
$  10,000  Greenwich Funding
           Corp.
           1.22%, dated 11/19/02
           due 2/18/03 in the
           amount of $10,030,839
           (cost $10,000,000;
           collateralized by
           $8,810,000 U.S. Treasury
           Note, 3.50%, due 1/15/11,
           value $10,200,950) (a) ..............       1.22%      $  10,000,000
   14,000  Greenwich Funding
           Corp.
           1.23%, dated 12/05/02,
           due 3/10/03 in the
           amount of $14,045,442
           (cost $14,000,000;
           collateralized by
           $10,610,000 U.S.
           Treasury Bonds, 6.25%
           to 8.125%, due 8/15/19 to
           5/15/30, value
           $14,280,159) (a) ....................       1.23          14,000,000
   16,000  Lehman Brothers, Inc.
           1.20%, dated 12/30/02
           due 3/28/03 in the
           amount of $16,046,933
           (cost $16,000,000;
           collateralized by
           $12,336,000 U.S.
           Treasury Bonds, 6.00%
           to 8.125%, due 8/15/19 to
           8/15/29, value
           $16,321,190) (a) ....................       1.20          16,000,000
   15,000  Morgan Stanley Dean
           Witter
           1.22%, dated 12/02/02,
           due 3/03/03 in the
           amount of $15,046,258
           (cost $15,000,000;
           collateralized by
           $11,346,000 U.S.
           Treasury Bond, 3.875%,
           due 4/15/29, value
           $15,300,243) (a) ....................       1.22          15,000,000
   30,000  Salomon Smith Barney,
           Inc.
           1.22% to 1.23%, dated
           12/06/02 to 12/19/02,
           due 3/07/03 to
           3/17/03 in the
           amount of $30,089,719
           (cost $30,000,000;
           collateralized by
           $26,130,000 U.S.
           Treasury Bond and U.S.
           Treasury Notes, 1.875%
           to 6.75%, due 8/15/04 to
           8/15/20, value
           $30,622,541) (a) ....................       1.23          30,000,000
   17,200  State Street Bank and
           Trust Co.
           1.00%, dated 12/31/02,
           due 1/02/03 in the
           amount of $17,200,956
           (cost $17,200,000;
           collateralized by
           $17,545,000 U.S.
           Treasury Note, 2.00%,
           due 11/30/04, value
           $17,720,450) ........................       1.00          17,200,000
   10,000  UBS Finance, Inc.
           1.22%, dated 11/21/02,
           due 1/22/03 in the
           amount of $10,021,011
           (cost $10,000,000;
           collateralized by
           $8,180,000 U.S. Treasury
           Note, 4.25%, due 1/15/10,
           value $10,202,910) (a) ..............       1.22          10,000,000
   10,000  UBS Finance, Inc.
           1.22%, dated 11/21/02,
           due 2/24/03 in the
           amount of $10,032,194
           (cost $10,000,000;
           collateralized by
           $8,180,000 U.S. Treasury
           Note, 4.25%, due 1/15/10,
           value $10,202,910) (a) ..............       1.22          10,000,000

                                                      Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)   Security                                   Yield           Value
--------------------------------------------------------------------------------

$  10,000  UBS Finance, Inc.
           1.23%, dated 12/04/02,
           due 2/04/03 in the
           amount of $10,021,183
           (cost $10,000,000;
           collateralized by
           $8,180,000 U.S. Treasury
           Note, 4.25%, due 1/15/10,
           value $10,202,910) (a) ..............       1.23%      $  10,000,000
                                                                  -------------
           Total Repurchase
           Agreements (amortized
           cost $203,200,000) ..................                    203,200,000
                                                                  -------------
           Security                                                   Value
--------------------------------------------------------------------------------
           TOTAL
           INVESTMENTS - 100.1%
           (amortized cost
           $715,110,405)                                            715,110,405
           Other assets less
           liabilities - (0.1%) ................                       (606,658)
                                                                  -------------

           NET ASSETS - 100%
           (offering and redemption
           price of $1.00 per share;
           714,384,251 shares
           outstanding) .......................                   $ 714,503,747
                                                                  =============

--------------------------------------------------------------------------------
(a)      Repurchase agreements which are terminable within 7 days.

         See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2002 (unaudited)        Alliance Treasury Reserves
================================================================================


INVESTMENT INCOME
         Interest ..................................................                    $   5,705,822
EXPENSES
         Advisory fee (Note B) .....................................   $   1,748,642
         Distribution assistance and administrative service (Note C)       1,413,354
         Transfer agency (Note B) ..................................         156,828
         Custodian fees ............................................          85,812
         Printing ..................................................          49,495
         Registration fees .........................................          39,531
         Audit and legal fees ......................................          14,588
         Trustees' fees ............................................           5,990
         Miscellaneous .............................................             803
                                                                       -------------
         Total expenses ............................................       3,515,043
         Less: expense reimbursement (Note B) ......................         (17,759)
                                                                       -------------
         Net expenses ..............................................                        3,497,284
                                                                                        -------------
         Net investment income .....................................                        2,208,538
REALIZED GAIN ON INVESTMENT TRANSACTIONS
         Net realized gain on investment transactions ..............                            8,383
                                                                                        -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........................                    $   2,216,921
                                                                                        =============


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                    Six Months Ended
                                                                    December 31, 2002    Year Ended
                                                                       (unaudited)      June 30, 2002
                                                                    =================   =============

INCREASE IN NET ASSETS FROM OPERATIONS
         Net investment income .....................................   $   2,208,538    $  11,224,427
         Net realized gain on investment transactions ..............           8,383           18,252
                                                                       -------------    -------------
         Net increase in net assets from operations ................       2,216,921       11,242,679
DIVIDENDS TO SHAREHOLDERS FROM
         Net investment income .....................................      (2,208,538)     (11,224,427)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
         Net increase (decrease) (Note E) ..........................      15,780,612     (101,992,587)
                                                                       -------------    -------------
         Total increase (decrease) .................................      15,788,995     (101,974,335)
NET ASSETS
         Beginning of period .......................................     698,714,752      800,689,087
                                                                       -------------    -------------
         End of period .............................................   $ 714,503,747    $ 698,714,752
                                                                       =============    =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)                         Alliance Treasury Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premi um or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automati cally reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $17,759.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $69,000 for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Portfolio's expenses were reduced by $508 under an expense offset arrangement with AGIS.

                                                      Alliance Treasury Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $874,321. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $539,033, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had undistributed ordinary income of $111,113.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2002, capital paid-in aggregated $714,384,251. Transactions, all at $1.00 per share, were as follows:

                                                  Six Months
                                                     Ended
                                               December 31, 2002   Year Ended
                                                  (unaudited)     June 30, 2002
                                                 ============    ==============
Shares sold ..................................    938,389,628     2,109,137,832
Shares issued on reinvestments of dividends ..      2,208,538        11,224,427
Shares redeemed ..............................   (924,817,554)   (2,222,354,846)
                                                 ------------    --------------
Net increase (decrease) ......................     15,780,612      (101,992,587)
                                                 ============    ==============

FINANCIAL HIGHLIGHTS                                  Alliance Treasury Reserves
================================================================================
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                            Six Months
                                               Ended
                                            December 31,                         Year Ended June 30,
                                                2002       ===================================================================
                                            (unaudited)      2002          2001           2000          1999           1998
                                           ============    ========      ========       ========      ========       ========

Net asset value, beginning of period ...   $   1.00        $   1.00      $   1.00       $   1.00      $   1.00      $ 1.00
                                           --------        --------      --------       --------      --------       --------

Income from Investment Operations
Net investment income ..................       .003(a)         .014          .046(a)        .044          .039(a)       .045(a)
                                           --------        --------      --------       --------      --------       --------

Less: Dividends
Dividends from net investment
income .................................      (.003)          (.014)        (.046)         (.044)        (.039)        (.045)
                                           --------        --------      --------       --------      --------       --------

Net asset value, end of period .........   $   1.00        $   1.00      $   1.00       $   1.00      $   1.00       $  1.00
                                           ========        ========      ========       ========      ========       ========

Total Return
Total investment return based on net
  asset value (b) ........................      .32%           1.40%         4.74%          4.47%         3.96%         4.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)   $714,504        $698,715      $800,689       $785,790      $811,752     $740,056
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements ...................         1.00%(c)        1.00%         1.00%          1.00%         1.00%          .95%
  Expenses, before waivers and
    reimbursements ...................         1.01%(c)        1.00%         1.00%          1.00%         1.02%         1.01%
  Net investment income ..............          .63%(a)(c)     1.41%         4.61%(a)       4.38%         3.88%(a)      4.53%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                                      Alliance Treasury Reserves
================================================================================

Alliance Treasury Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
        Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

8

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

Alliance Treasury Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Treasury Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option |1| Option |2|

Fund Code |9| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
Alliance Capital [logo](R)

(R)These registered service marks used under license from the owner, Alliance Capital Management L.P.

ATRSR1202